UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/06

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           08/14/2006
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 25

Form 13F Information Table Value Total (x$1000):  $129,097

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN     MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  -------     --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL GROUP
  INC OHIO COM STK        COM          025932104     4,878    113,700.00    SH       Share-defined    123   113,700.00
AMERICREDIT
  CORP     COM STK        COM          03060R101     5,280    189,100.00    SH       Share-defined    123   189,100.00
AMVESCAP PLC  ADR         COM          03235E100     5,918    320,077.00    SH       Share-defined    123   320,077.00
BANK OF AMERICA
  CORP COM STK            COM          060505104     7,061    146,801.00    SH       Share-defined    123   146,801.00
BANKFINANCIAL
  CORP   COM STK          COM          06643P104     3,207    185,400.00    SH       Share-defined    123   185,400.00
COMPUCREDIT
  CORP     COM STK        COM          20478N100     4,778    124,300.00    SH       Share-defined    123   124,300.00
DEALERTRACK HOLDINGS
  INC COM STK             COM          242309102     7,585    343,046.00    SH       Share-defined    123   343,046.00
DELIAS INC COM STK        COM          246911101     2,730    337,893.00    SH       Share-defined    123   337,893.00
FIDELITY NATIONAL
  FINANCIAL IN COM STK    COM          316326107     8,530    218,990.00    SH       Share-defined    123   218,990.00
FIRST DATA CORP
  COM STK                 COM          319963104     6,216    138,000.00    SH       Share-defined    123   138,000.00
General American
  Transportatio COM STK   COM          361448103     8,563    201,484.00    SH       Share-defined    123   201,484.00
HERCULES TECHNOLOGY
  GROWTH CAP COM STK      COM          427096508     3,551    293,501.00    SH       Share-defined    123   293,501.00
INTERCONTINENTAL
  EXCHANGE                COM          45865V100     5,406     93,296.00    SH       Share-defined    123    93,296.00
METROCORP BANCSHARES
  INC COM STK             COM          591650106     2,913     99,491.00    SH       Share-defined    123    99,491.00
MORGAN STANLEY
  COM STK                 COM          617446448     6,890    109,001.00    SH       Share-defined    123   109,001.00
NASDAQ STK MKT
  INC   COM STK           COM          631103108     5,717    191,193.00    SH       Share-defined    123   191,193.00
NAVIGATORS
  GROUP INC COM STK       COM          638904102     3,615     82,500.00    SH       Share-defined    123    82,500.00
PGT INC   COM STK         COM          69336V101     5,939    420,000.00    SH       Share-defined    123   420,000.00
PHH CORP   COM STK        COM          693320202     2,919    106,000.00    SH       Share-defined    123   106,000.00
PNC FINANCIAL SERVICES
  GROUP COM STK           COM          693475105     7,287    103,851.00    SH       Share-defined    123   103,851.00
PROASSURANCE CORP
  COM STK                 COM          74267C106     4,424     91,812.00    SH       Share-defined    123    91,812.00
TAL INTRNATL GRP          COM          874083108     9,288    385,383.00    SH       Share-defined    123   385,383.00
TRM CORP  COM STK         COM          872636105        71     10,227.00    SH       Share-defined    123    10,227.00
ZENITH NATL
  INS CORP COM STK        COM          989390109     6,332    159,619.00    SH       Share-defined    123   159,619.00
CALL- CMA 100
  @ 65  EXP 07/22/2006    COM          99O9073S8         0        454.00   CALL      Share-defined    123       454.00
